24. Disposal of assets and other changes in organizational structure	6 Months Ended
Jun. 30, 2020
Disposal Of Assets And Other Changes In Organizational Structure
Disposal of assets and other changes in organizational structure
24.	Disposal of assets and other changes in organizational structure

At June 30, 2020, assets and related liabilities are classified as held for sale whenever the closing of the transactions are highly probable, according to our portfolio management, still subject to some conditions precedent as provided for in the agreements.

To date, purchasers have not indicated any intention to review the signed contractual terms and conditions.

The major classes of assets and related liabilities classified as held for sale are shown in the following table:

	Operating segment			06.30.2020	12.31.2019
	E&P	RT&M	Corporate and other business	Total	Total
Assets classified as held for sale
Cash and Cash Equivalents	1	3	−	4	5
Trade receivables	1	49	−	50	68
Inventories	-	10	−	10	13
Investments	-	2	−	2	355
Property, plant and equipment	1,688	222	−	1,910	2,046
Others	-	58	−	58	77
Total	1,690	344	−	2,034	2,564
Liabilities on assets classified as held for sale
Trade Payables	3	20	-	23	27
Finance debt	-	29	113	142	142
Provision for decommissioning costs	2,196	-	-	2,196	2,961
Dividends	-	-	-	-	-
Pension and medical benefits	-	-	-	-	-
Others	-	69	-	69	116
Total	2,199	118	113	2,430	3,246

As of June 30, 2020, the amounts refer to (i) Liquigás Distribuidora S.A; (ii) Pampo and Enchova groups of fields, (iii) Baúna field (awarded area BM-S-40), (iv) 30% working interest in Frade field and (v) the remaining 10% interest in Lapa field.

24.1.	Closed transaction at June 30, 2020

a)                Sale of Petrobras’s interest in Petrobras Oil & Gas B.V. (PO&GBV)

On October 31, 2018, the wholly owned subsidiary Petrobras International Braspetro BV (PIBBV) entered into an agreement to sell its 50% interest in PO&GBV to Petrovida Holding B.V. PO&GBV is a joint venture in the Netherlands consisting of assets located in Nigeria. PO&GBV does not operate any of these fields.

In 2019, an US$ 89 impairment loss was accounted for within equity-accounted investments.

On January 14, 2020, the transaction was closed, in the amount of US$ 1,454, reflecting price adjustments and the deduction of Petrobras’ portion from the payment of fees to the Nigerian Government for approval of the transaction. Cumulative amounts of dividends received from PO&GBV since inception of investment (January 1, 2018) have totaled US 1,030. At the closing, the Company received US$ 276, additional US$ 25 was received in June 2020, and the remaining US$ 123 to be received as soon as the Abgami field redetermination process is implemented, within five years from the closing of the transaction. As a result, the Company recorded a US$ 2 gain within other income and expenses.

b)               Sale of producing fields in Macau group of fields in the Potiguar Basin

On August 9, 2019, Petrobras signed a contract for the sale of its interest in a set of onshore and offshore producing fields in the Potiguar Basin, denominated the Macau group of fields, located in the state of Rio Grande do Norte, to SPE 3R Petroleum S.A., a wholly owned subsidiary of 3R Petroleum e Participações S.A.

The Macau group comprises the Aratum, Macau, Serra, Salina Cristal, Lagoa Aroeira, Porto Carão and Sanhaçu fields. Petrobras holds a 100% interest in all these concessions, except for the Sanhaçu field, in which it is the operator with a 50% interest, and the remaining 50% interest belongs to Petrogal.

On May 29, 2020, the transaction was closed after the fulfilment of all conditions precedent, in the amount of US$ 127, including price adjustments provided for in the contract and the installment received on August 9, 2019, in the signing of the contract. In the second quarter, 2020, the gain on this operation was US$ 77, accounted for as other income and expenses.

24.2.	Cash flows from sales of interest with loss of control

In 2020 and 2019, the Company disposed of its interest in certain subsidiaries over which control was lost. The following table summarizes cash flows arising from losing control in subsidiaries:

	Cash received	Cash in subsidiary before losing control	Net Proceeds
2020
Petrobras Oil & Gas B.V.(PO&GBV) (*)	276	−	276
Total	276	−	276
2019
Petrobras Paraguay	381	(45)	336
Total	381	(45)	336